Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Segment Reporting

	2021
	Private Market Strategies	Liquid Strategies	Investment Products and solutions	Financial Advisory	Corporate Center	Total
In Brazil	138,403	98,542	74,373	66,829	—	378,147
Abroad	78,206	7,766	31,917	—	—	117,889

Gross revenue from services rendered	216,609	106,308	106,290	66,829	—	496,036

Fund Advisory fee	6,178	—	59	66,829	—	73,066
Fund Management fee	205,162	95,441	83,718	—	—	384,321
Fund Performance fee	5,269	10,867	22,513	—	—	38,649
Taxes and contributions	(11,488)	(9,108)	(4,202)	(5,780)	—	(30,578)

Net revenue from services rendered	205,121	97,200	102,088	61,049	—	465,458
(-) General and administrative expenses	(45,118)	(26,313)	(28,258)	(12,513)	(110,796)	(222,998)

Operating profit	160,003	70,887	73,830	48,536	(110,796)	242,460

Finance income						28,511
Finance cost						(13,129)

Finance result, net						15,382

Profit before income taxes						257,842
Income taxes						(49,227)

Profit for the year						208,615

	2020
	Private Market Strategies	Liquid Strategies	Investment Products and solutions	Financial Advisory	Corporate Center	Total
In Brazil	117,566	62,411	54,178	30,338	—	264,493
Abroad	71,786	14,167	8,790	—	—	94,743

Gross revenue from services rendered	189,352	76,578	62,968	30,338	—	359,236

Fund Advisory fee	1,096	—	135	30,338	—	31,569
Fund Management fee	172,573	64,736	48,489	—	—	285,798
Fund Performance fee	15,683	11,842	14,344	—	—	41,869
Taxes and contributions	(9,859)	(3,821)	(3,040)	(2,624)	—	(19,344)

Net revenue from services rendered	179,493	72,757	59,928	27,714	—	339,892
(-) General and administrative expenses	(22,603)	(9,309)	(10,789)	(3,012)	(78,532)	(124,245)

Operating profit	156,890	63,448	49,139	24,702	(78,532)	215,647
Finance income						10,050
Finance cost						(13,097)

Finance result, net						(3,047)

Profit before income taxes						212,600
Income taxes						(43,446)

Profit for the year						169,154

	2019
	Private Market Strategies	Liquid Strategies	Investment Products and solutions	Financial Advisory	Corporate Center	Total
In Brazil	108,198	64,514	35,339	7,890	—	215,941
Abroad	72,598	14,577	7,977	—	—	95,152

Gross revenue from services rendered	180,796	79,091	43,316	7,890	—	311,093

Fund Advisory fee	2,313	—	1,736	7,890	—	11,939
Fund Management fee	162,555	44,583	26,687	—	—	233,825
Fund Performance fee	15,928	34,507	14,892	—	—	65,327
Taxes and contributions	(7,038)	(3,994)	(2,660)	(682)	—	(14,374)

Net revenue from services rendered	173,758	75,096	40,655	7,208	—	296,717
(-) General and administrative expenses	(21,484)	(10,133)	(8,467)	(2,727)	(70,476)	(113,287)

Operating profit	152,274	64,963	32,188	4,481	(70,476)	183,430
Finance income						21,161
Finance cost						(12,476)

Finance result, net						8,685

Profit before income taxes						192,115
Income taxes						(36,483)

Profit for the year						155,632